EFH Bankruptcy Proceedings and Change in Indirect Ownership of Oncor	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
EFH Bankruptcy Proceedings and Change in Indirect Ownership of Oncor [Abstract]
EFH BANKRUPTCY PROCEEDINGS AND CHANGE IN INDIRECT OWNERSHIP OF ONCOR

2.   EFH BANKRUPTCY PROCEEDINGS AND CHANGE IN INDIRECT OWNERSHIP OF ONCOR

In April 2014, EFH Corp. and the substantial majority of its direct and indirect subsidiaries at the time, including EFIH, EFCH and TCEH, commenced proceedings under Chapter 11 of the U.S. Bankruptcy Code. The Oncor Ring-Fenced Entities were not parties to the EFH Bankruptcy Proceedings.  In 2016, pursuant to a plan of reorganization confirmed by the bankruptcy court, the TCEH Debtors exited bankruptcy pursuant to the Vistra Spin-Off.   As a result of the Vistra Spin-Off, Vistra and its subsidiaries, including Luminant and TXU Energy, ceased to be related parties of ours as of October 3, 2016.  See Note 11 for details of Oncor’s related-party transactions with members of the Texas Holdings Group.  In connection with the plans of reorganization in the EFH Bankruptcy Proceedings, on March 9, 2018, Sempra acquired the 80.03% of Oncor’s membership interests owned indirectly by EFH Corp. and EFIH (Sempra Acquisition), as discussed in further detail below.

Prior to consummation of the Sempra Acquisition, EFH Corp. entered into various merger agreements, which failed to close, with other parties in connection with the EFH Bankruptcy Proceedings and the potential transfer of its indirect ownership interest in Oncor. For a summary of those merger agreements and related regulatory proceedings, please see Note 2 to Financial Statements in the 2017 Form 10-K.

Sempra Acquisition

In August 2017, EFH Corp. and EFIH entered into an Agreement and Plan of Merger (Sempra Merger Agreement) with Sempra and one of its wholly-owned subsidiaries (collectively, the Sempra Parties) that contemplated the Sempra Parties acquiring the ownership interests in Oncor that were indirectly held by EFH Corp.  The Sempra Acquisition closed on March 9, 2018. As a result of the Sempra Acquisition, EFH Corp. merged with an indirect subsidiary of Sempra, with EFH Corp. (renamed STH) continuing as the surviving company and an indirect, wholly-owned subsidiary of Sempra.  The Sempra Merger Agreement did not impose any conditions on the EFH Debtors regarding Texas Transmission’s minority interest in Oncor. Accordingly, the Sempra Merger Agreement provided for the acquisition by Sempra of the 80.03% of Oncor’s membership interests owned indirectly by EFH Corp. and EFIH.  In accordance with the Sempra Merger Agreement, Sempra paid cash consideration of approximately $9.45 billion to acquire the indirect 80.03% outstanding membership interest in Oncor.  In addition, in a separate transaction, Oncor Holdings acquired 0.22% of the outstanding membership interests in Oncor from Investment LLC.  After the Sempra Acquisition, Texas Transmission continued to own 19.75% of Oncor’s outstanding membership interests.  The Sempra Merger Agreement was consummated on March 9, 2018 after obtaining the approval of the bankruptcy court in the EFH Bankruptcy Proceedings, the Federal Communications Commission and the PUCT.

Pursuant to the terms of the Sempra Merger Agreement, in October 2017, Oncor and Sempra filed in PUCT Docket No 47675 a joint application with the PUCT seeking certain regulatory approvals with respect to the transactions contemplated by the amended joint plan of reorganization filed in September 2017 by the EFH Debtors (Sempra Plan). At its open meeting on March 8, 2018, the PUCT approved a final order adopting a settlement stipulation allowing the Sempra Acquisition to proceed.  For more information regarding the Sempra Settlement Stipulation and the proceedings in PUCT Docket No. 47675, see “Sempra PUCT Proceedings” below.

In connection with the closing of the Sempra Acquisition, Oncor’s Limited Liability Company Agreement was amended and restated in its entirety on March 9, 2018. The Limited Liability Company Agreement, among other things, provides for the management of Oncor by a board of directors consisting of 13 members, including seven “disinterested directors” (as defined in the Limited Liability Company Agreement), two directors designated indirectly by Sempra, two directors designated by Texas Transmission (subject to certain conditions) and two directors that are current or former officers of Oncor.

Management Equity Purchase

On March 9, 2018, Oncor entered into an Interest Transfer Agreement (OMI Agreement) with Investment LLC, Oncor Holdings and Sempra. Pursuant to the 2008 Equity Interests Plan for Key Employees of Oncor Electric Delivery Company LLC and its affiliates, certain members of Oncor’s management, including Oncor’s executive officers and independent directors on Oncor’s board of directors, were granted the opportunity to purchase Class B equity interests (Class B Interests) in Investment LLC, an entity whose only assets consist of equity interests in Oncor. Investment LLC held 1,396,008 of the outstanding limited liability company interests in Oncor (the OMI Interests), which represented 0.22% of the outstanding membership interests in Oncor. For a description of the amounts of Class B Interests that were beneficially owned by members of Oncor’s board of directors and each of Oncor’s named executive officers, see “Security Ownership of Certain Beneficial Owners and Management and Related Equity Holder Matters – Security Ownership of Equity Interests of Oncor of Certain Beneficial Owners and Management.” in the 2017 Form 10-K.

Pursuant to the OMI Agreement, in connection with the closing of the Sempra Acquisition, Investment LLC transferred to Oncor Holdings all of the OMI Interests in exchange for $26 million in cash, which represents approximately $18.60 for each OMI Interest.

PUCT Matters Related to EFH Bankruptcy Proceedings

Previous Merger Agreement PUCT Proceedings

Prior to consummation of the Sempra Acquisition, EFH Corp. entered into various merger agreements, which failed to close, with other parties in connection with the EFH Bankruptcy Proceedings and the potential transfer of its indirect ownership interest in Oncor. For a summary of those merger agreements and related PUCT proceedings, please see Note 2 to Financial Statements in the 2017 Form 10-K.

Sempra PUCT Proceedings

Pursuant to the terms of the Sempra Merger Agreement, in October 2017 Oncor and Sempra filed in PUCT Docket No. 47675 a joint application with the PUCT seeking certain regulatory approvals with respect to the Sempra Plan.  In December 2017, Oncor and Sempra entered into a stipulation with the Staff of the PUCT, the Office of Public Utility Counsel, the Steering Committee of Cities Served by Oncor and the Texas Industrial Energy Consumers reflecting the parties’ settlement of all issues in the PUCT proceeding regarding the joint application. On January 5, 2018, Oncor, Sempra and the Staff of the PUCT made a joint filing with the PUCT requesting that the PUCT approve the acquisition, consistent with the governance, regulatory and operating commitments in a revised stipulation joined by two additional parties. On January 23, 2018, Oncor and Sempra filed an additional revision to the revised stipulation (Sempra Settlement Stipulation) and announced that two more parties had joined in the Sempra Settlement Stipulation. On February 2, 2018, Oncor and Sempra announced that all of the intervenors in PUCT Docket No. 47675 had signed on to the Sempra Settlement Stipulation. At its February 15, 2018 open meeting, the PUCT directed PUCT Staff to prepare an order based on the Sempra Settlement Stipulation for consideration by the PUCT at its open meeting on March 8, 2018. At the open meeting, the PUCT approved the final order.

The parties to the Sempra Settlement Stipulation agreed that Sempra’s acquisition of EFH Corp. was in the public interest and would bring substantial benefits.  The Sempra Settlement Stipulation requested that the PUCT approve the Sempra Acquisition.  The joint application filed with the PUCT and the Sempra Settlement Stipulation outline certain ring-fencing measures, governance mechanisms and restrictions that apply after the Sempra Acquisition. As a result of these ring-fencing measures, Sempra will not control Oncor, and the ring-fencing measures limit Sempra’s ability to direct the management, policies and operations of Oncor, including the deployment or disposition of Oncor’s assets, declarations of dividends, strategic planning and other important corporate issues and actions. These limitations include limited representation on the board of directors of Oncor.

Pursuant to the order issued by the PUCT in PUCT Docket No. 47675 with respect to its approval of the transaction contemplated by the Sempra Plan (Sempra Order), following the consummation of the Sempra Acquisition, the board of directors of Oncor is required to consist of thirteen members and be constituted as follows:

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seven members, which we refer to as disinterested directors, (i) shall be independent directors in all material respects under the rules of the New York Stock Exchange in relation to Sempra and its subsidiaries and affiliated entities and any entity with a direct or indirect ownership interest in Oncor or Oncor Holdings, and (ii) shall have no material relationship with Sempra or its affiliates or any entity with a direct or indirect ownership interest in Oncor or Oncor Holdings at the time of the Sempra Acquisition or within the previous ten years;

•	two members shall be designated by Sempra (through Oncor Holdings);
•	two members shall be appointed by Texas Transmission; and
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two members shall be current or former officers of Oncor (the Oncor Officer Directors), initially Robert S. Shapard and E. Allen Nye, Jr., who are the chair of the Oncor board and chief executive of Oncor, respectively.

In order for a current or former officer of Oncor to be eligible to serve as an Oncor Officer Director, such officer cannot have worked for Sempra or any of its affiliates (excluding Oncor Holdings and Oncor) or any other entity with a direct or indirect ownership interest in Oncor or Oncor Holdings in the ten-year period prior to such officer being employed by Oncor.  Oncor Holdings, at the direction of STIH (a subsidiary of STH), which is a wholly-owned indirect subsidiary of, and controlled by, Sempra following the Sempra Acquisition), has the right to nominate and/or seek the removal of the Oncor Officer Directors, with such nomination or removal subject to approval by a majority of the Oncor board of directors.

In addition, the Sempra Order provides that Oncor’s board cannot be overruled by the board of Sempra or any of its subsidiaries on dividend policy, the issuance of dividends or other distributions (except for contractual tax payments), debt issuance, capital expenditures, operation and maintenance expenditures, management and service fees, and appointment or removal of board members, provided that certain actions may also require the additional approval of the Oncor Holdings board of directors. The Sempra Order also provides that any changes to the size, composition, structure or rights of the board must first be approved by the PUCT. In addition, if Sempra acquires Texas Transmission’s interest in Oncor, the two board positions on Oncor’s board of directors that Texas Transmission is entitled to appoint shall be eliminated and the size of Oncor’s board of directors will be reduced by two.

Additional regulatory commitments, governance mechanisms and restrictions provided in the Sempra Order include, among others:

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A majority of the disinterested directors of Oncor must approve any annual or multi-year budget if the aggregate amount of capital expenditures or operating and maintenance expenditures in such budget is more than a 10% increase or decrease from the corresponding amounts of such expenditures in the budget for the preceding fiscal year or multi-year period, as applicable;

•	Oncor will make minimum aggregate capital expenditures equal to at least $7.5 billion over the period from January 1, 2018 through December 31, 2022 (subject to certain possible adjustments);

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Sempra was required to make, within 60 days after the Sempra Acquisition, its proportionate share of the aggregate equity investment in Oncor in an amount necessary for Oncor to achieve a capital structure consisting of 57.5% long-term debt to 42.5% equity, as calculated for regulatory purposes;

Sempra contributed $117 million in cash commensurate with its ownership interest to Oncor on April 23, 2018, as discussed in further detail in Note 9.

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Oncor may not pay any dividends or make any other distributions (except for contractual tax payments) if a majority of its disinterested directors determines that it is in the best interests of Oncor to retain such amounts to meet expected future requirements;

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At all times, Oncor will remain in compliance with the debt-to-equity ratio established by the PUCT from time to time for ratemaking purposes, and Oncor will not pay dividends or other distributions (except for contractual tax payments), if that payment would cause its debt-to-equity ratio to exceed the debt-to-equity ratio approved by the PUCT;

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If the credit rating on Oncor’s senior secured debt by any of the three major rating agencies falls below BBB (or the equivalent), Oncor will suspend dividends and other distributions (except for contractual tax payments), unless otherwise allowed by the PUCT;

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Without the prior approval of the PUCT, neither Sempra nor any of its affiliates (excluding Oncor) will incur, guaranty or pledge assets in respect of any indebtedness that is dependent on the revenues of Oncor in more than a proportionate degree than the other revenues of Sempra or on the stock of Oncor, and there will be no debt at STH or STIH at any time following the closing of the Sempra Acquisition;

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Neither Oncor nor Oncor Holdings will lend money to or borrow money from Sempra or any of its affiliates (other than Oncor subsidiaries), or any entity with a direct or indirect ownership interest in Oncor or Oncor Holdings, and neither Oncor nor Oncor Holdings will share credit facilities with Sempra or any of its affiliates (other than Oncor subsidiaries), or any entity with a direct or indirect ownership interest in Oncor or Oncor Holdings;

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Oncor will not seek recovery in rates of any expenses or liabilities related to EFH Corp.’s bankruptcy, or (1) any tax liabilities resulting from the Vistra Spin-Off, (2) any asbestos claims relating to non-Oncor operations of EFH Corp. or (3) any make-whole claims by holders of debt securities issued by EFH Corp. or EFIH, and Sempra was required to file with the PUCT a plan providing for the extinguishment of the liabilities described in items (1) through (3) above, which protects Oncor from any harm (which plan was filed with the PUCT on April 6, 2018 in PUCT Docket No. 48119);

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There must be maintained certain “separateness measures” that reinforce the financial separation of Oncor from STH and STH’s owners, including a requirement that dealings between Oncor, Oncor Holdings and their subsidiaries with Sempra, any of Sempra’s other affiliates or any entity with a direct or indirect ownership interest in Oncor or Oncor Holdings, must be on an arm’s-length basis, limitations on affiliate transactions, separate recordkeeping requirements and a prohibition on pledging Oncor assets or stock for any entity other than Oncor;

•	No transaction costs or transition costs related to the Sempra Acquisition (excluding Oncor employee time) will be borne by Oncor’s customers nor included in Oncor’s rates;

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Sempra will continue to hold indirectly at least 51% of the ownership interests in Oncor and Oncor Holdings for at least five years following the closing of the Sempra Acquisition, unless otherwise specifically authorized by the PUCT; and

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Oncor will provide bill credits to electric delivery rates for ultimate credits to customers in an amount equal to 90% of any interest rate savings achieved due to any improvement in its credit ratings or market spreads compared to those as of June 30, 2017 until final rates are set in the next Oncor base rate case filed after PUCT Docket No. 46957 (except that savings will not be included in credits if already realized in rates); and one year after the Sempra Acquisition, Oncor will provide bill credits to electric delivery rates for inclusion in customer bills equal to 90% of any synergy savings until final rates are set in the next Oncor base rate proceeding after the 2017 rate review (PUCT Docket No. 46957), at which time any total synergy savings shall be reflected in Oncor’s rates.  On September 7, 2018, Oncor filed its first semi-annual interest rate savings compliance report with the PUCT and began accruing a bill credit upon the issuance of its new debt in August 2018.

2.    EFH BANKRUPTCY PROCEEDINGS

On the EFH Petition Date, EFH Corp. and the substantial majority of its direct and indirect subsidiaries at the time, including EFIH, EFCH and TCEH, commenced proceedings under Chapter 11 of the U.S. Bankruptcy Code. The Oncor Ring-Fenced Entities are not parties to the EFH Bankruptcy Proceedings. We believe the “ring-fencing” measures discussed above mitigate our potential exposure to the EFH Bankruptcy Proceedings.  See Note 1 and below for further information regarding the EFH Bankruptcy Proceedings and the proposed change in control of our indirect majority owner in connection with such proceedings.

The U.S. Bankruptcy Code automatically enjoined, or stayed, us from judicial or administrative proceedings or filing of other actions against our affiliates or their property to recover, collect or secure our claims arising prior to the EFH Petition Date. Following the EFH Petition Date, EFH Corp. received approval from the bankruptcy court to pay or otherwise honor certain prepetition obligations generally designed to stabilize its operations. Included in the approval were the obligations owed to us representing our prepetition electricity delivery fees.  As of December 31, 2017, we had collected our prepetition receivables from the Texas Holdings Group of approximately $129 million.

In May 2016, the Debtors filed a joint Plan of Reorganization (2016 Plan of Reorganization) pursuant to Chapter 11 of the U.S. Bankruptcy Code and a related disclosure statement with the bankruptcy court.  The 2016 Plan of Reorganization provided that the confirmation and effective date of the 2016 Plan of Reorganization with respect to the TCEH Debtors may occur separate from, and independent of, the confirmation and effective date of the 2016 Plan of Reorganization with respect to the EFH Debtors. In this regard, the bankruptcy court confirmed the 2016 Plan of Reorganization with respect to the TCEH Debtors in August 2016, and it became effective by its terms, and the spin-off of the TCEH Debtors from EFH Corp. (Vistra Spin-Off) occurred, effective October 3, 2016. As a result of the Vistra Spin-Off, Vistra and its subsidiaries, including Luminant and TXU Energy, ceased to be affiliates of ours as of October 3, 2016.

The EFH Bankruptcy Proceedings continue to be a complex litigation matter and the full extent of potential impacts on us remain unknown.  Bankruptcy courts have broad equitable powers, and as a result, outcomes in bankruptcy proceedings are inherently difficult to predict.  We will continue to evaluate our affiliate transactions and contingencies throughout the EFH Bankruptcy Proceedings to determine any risks and resulting impacts on our results of operations, financial statements and cash flows.

See Note 12 for details of Oncor’s related-party transactions with members of the Texas Holdings Group.

 Potential Change in Indirect Ownership of Oncor

During the course of the EFH Bankruptcy Proceedings, certain plans of reorganization have been filed that contemplate the transfer of the ownership interests in Oncor that are indirectly held by EFH Corp. Below is a summary of certain matters relating to the potential change in indirect ownership of Oncor that have been proposed in the EFH Bankruptcy Proceedings.

Prior Merger Agreements

The following merger agreements relating to a potential change in indirect ownership of Oncor were entered into in connection with the EFH Bankruptcy Proceedings. Each of these prior merger agreements has been terminated in accordance with its respective terms.

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In August 2015, the EFH Debtors entered into a merger and purchase agreement (Hunt Merger Agreement) with an investor group consisting of certain unsecured creditors of TCEH and an affiliate of Hunt Consolidated, Inc., as well as certain other investors designated by Hunt Consolidated, Inc. (collectively, the Hunt Investor Group), that would have led to a significant change in the indirect equity ownership of Oncor. In August 2015, at the request of and with the consent of EFH Corp. and EFIH, Oncor and Oncor Holdings entered into a letter agreement (Hunt Letter Agreement) with the purchasers party to the Hunt Merger Agreement that described certain corporate actions Oncor and Oncor Holdings would take in connection with the merger contemplated by the Hunt Merger Agreement as well as conditions to Oncor’s and Oncor Holdings’ obligations to take those actions. In September 2015, Oncor and the Hunt Investor Group filed a joint application with the PUCT seeking certain regulatory approvals with respect to the transactions contemplated by the Hunt Merger Agreement. The PUCT issued an order conditionally approving the joint application in March 2016 and in April 2016 the Hunt Investor Group and certain intervenors filed motions for rehearing. As discussed under “PUCT Matters Related to the EFH Bankruptcy Proceedings – Hunt PUCT Proceedings” below, in May 2016, the PUCT denied the motions for rehearing in PUCT Docket No. 45188 and the Hunt Merger Agreement was terminated. The Hunt Letter Agreement was also terminated pursuant to its terms. In June 2016 the Hunt Investor Group filed a petition with the Travis County District Court seeking review of the PUCT order. We cannot predict the results of the review or the ultimate disposition of PUCT Docket No. 45188, particularly in light of the termination of the Hunt Merger Agreement.

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Following the termination of the Hunt Merger Agreement, in July 2016 EFH Corp. and EFIH entered into an Agreement and Plan of Merger (NEE Merger Agreement) with NextEra Energy, Inc. (NEE) and EFH Merger Co., LLC, a wholly-owned subsidiary of NEE, that provided for NEE’s acquisition of the equity interests in Oncor indirectly owned by EFH Corp. and EFIH.  In addition, at the request of and with the consent of EFH Corp. and EFIH, on August 4, 2016, Oncor and Oncor Holdings entered into a letter agreement (NEE Letter Agreement) with NEE and EFH Merger Co., LLC that described certain corporate actions Oncor and Oncor Holdings would take in connection with the merger contemplated by the NEE Merger Agreement as well as conditions to Oncor’s and Oncor Holdings’ obligations to take those actions. Additionally, in October 2016, an affiliate of NEE entered into an Agreement and Plan of Merger (the TTI Merger Agreement) with Texas Transmission Holdings Corporation (TTHC), the parent of Texas Transmission, and certain of its affiliates to purchase Texas Transmission’s 19.75% equity interest in Oncor for approximately $2.4 billion. The bankruptcy court approved EFH Corp. and EFIH’s entry into the NEE Merger Agreement and related plan support agreement in September 2016 and confirmed an amended plan of reorganization in February 2017 (NEE Plan).  The consummation of the transactions contemplated by the NEE Merger Agreement and related plan of reorganization and the TTI Merger Agreement was subject to various conditions precedent, including the approval of the PUCT. Oncor and NEE filed a joint application seeking certain regulatory approvals with respect to the NEE Merger Agreement and the TTI Merger Agreement in October 2016. The PUCT denied the application on April 13, 2017, issued an order on rehearing on June 7, 2017 re-affirming its decision that the proposed transaction was not in the public interest and denied NEE’s second motion for rehearing on June 29, 2017. Following these developments, on July 6, 2017, EFH and EFIH delivered a notice terminating the NEE Merger Agreement, which caused the NEE Plan to be null and void. The NEE Letter Agreement also terminated pursuant to its terms. As discussed under “PUCT Matters Related to the EFH Bankruptcy Proceedings” below, on July 13, 2017, NEE filed a petition with the Travis County District Court seeking review of the PUCT order (PUCT NEE Plan Order). We cannot assess the impact of the termination of the NEE Merger Agreement on the results of the review or ultimate disposition of the PUCT NEE Plan Order, or any associated impacts of such termination and matters relating to the PUCT NEE Plan Order on the TTI Merger Agreement and the transactions contemplated thereby. For more information regarding the TTI Merger Agreement and its related regulatory proceedings, see under “PUCT Matters Related to the EFH Bankruptcy Proceedings –NEE PUCT Proceedings” below.

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Following the termination of the NEE Merger Agreement, on July 7, 2017, EFH Corp. and EFIH executed a merger agreement (BHE Merger Agreement) with Berkshire Hathaway Energy Company (BHE) and certain of its subsidiaries. The BHE Merger Agreement provided for the acquisition by BHE of the 80.03% of Oncor’s membership interests owned indirectly by EFH Corp. and EFIH.  In connection with the execution of the BHE Merger Agreement, on July 7, 2017, the EFH Debtors filed a joint plan of reorganization (BHE Plan) and a related disclosure statement.  In addition, at the request of and with the consent of EFH Corp. and EFIH, on July 7, 2017, Oncor and Oncor Holdings entered into a letter agreement (BHE Letter Agreement) with BHE and its subsidiaries that were party to the BHE Merger Agreement that described certain corporate actions Oncor and Oncor Holdings would take in connection with the merger contemplated by the BHE Merger Agreement as well as conditions to Oncor’s and Oncor Holdings’ obligations to take those actions. The EFH Debtors terminated the BHE Merger Agreement on August 21, 2017 in connection with their entry into the Sempra Merger Agreement (as defined and discussed below), which caused the BHE Plan to become null and void. The BHE Letter Agreement also terminated pursuant to its terms.  Further, by order dated September 7, 2017, the bankruptcy court ordered that the BHE Merger Agreement was terminated and not approved.

Sempra Merger Agreement

On August 15, 2017, the EFH Debtors received an alternative proposal from Sempra Energy (Sempra) that largely followed the structure of the BHE Plan. Following negotiations, on August 21, 2017, EFH Corp. and EFIH entered into an Agreement and Plan of Merger (Sempra Merger Agreement) with Sempra and one of its wholly-owned subsidiaries (collectively, the Sempra Parties). Pursuant to the Sempra Merger Agreement, EFH Corp. will be merged with an indirect subsidiary of Sempra, with EFH Corp. continuing as the surviving company and an indirect, wholly-owned subsidiary of Sempra. The Sempra Merger Agreement does not impose any conditions on the EFH Debtors regarding TTI’s minority interest in Oncor. Accordingly, the Sempra Merger Agreement provides for the acquisition by Sempra of the 80.03% of Oncor’s membership interests owned indirectly by EFH Corp. and EFIH (Sempra Acquisition).

Following the execution and delivery of the Sempra Merger Agreement, EFIH requested, pursuant to the Sempra Merger Agreement, that Oncor Holdings and Oncor enter into a letter agreement (Sempra Letter Agreement) with the Sempra Parties.  The Sempra Letter Agreement was executed on August 25, 2017 and sets forth certain rights and obligations of the Oncor Ring-Fenced Entities and the Sempra Parties to cooperate in the manner set forth therein with respect to initial steps to be taken in connection with the acquisition of Reorganized EFH and the other transactions described in the Sempra Merger Agreement.  Pursuant to the terms of the Sempra Letter Agreement, the Oncor Ring-Fenced Entities are to conduct, in all material respects, their businesses in the ordinary course of business and materially consistent with the plan for 2017 and 2018 contained in Oncor’s long-range business plan.  The Sempra Letter Agreement also provides that the Oncor Ring-Fenced Entities will cooperate with the Sempra Parties to prepare and file all necessary applications for governmental approvals of the transactions contemplated by the Sempra Merger Agreement, including PUCT and FERC approvals.  The Sempra Letter Agreement is not intended to give the Sempra Parties, directly or indirectly, the right to control or direct the operations of any of the Oncor Ring-Fenced Entities.

Closing Conditions to the Sempra Merger Agreement

The Sempra Merger Agreement is subject to customary closing conditions, including the approval of the bankruptcy court in the EFH Bankruptcy Proceedings, Federal Communications Commission and the PUCT. Certain conditions, such as approval from FERC, the Vermont Department of Financial Regulation and receipt of a private letter ruling from the IRS have already been satisfied.

In connection with the execution of the Sempra Merger Agreement, on September 5, 2017, the EFH Debtors filed an amended joint plan of reorganization (Sempra Plan) and a related disclosure statement (Sempra Disclosure Statement).  On September 6, 2017, the bankruptcy court authorized the EFH Debtors’ entry into the Sempra Merger Agreement, approved the Sempra Disclosure Statement and authorized the EFH Debtors to solicit votes on the Sempra Plan.  By declaration submitted on November 1, 2017, the EFH Debtors certified that they had received sufficient votes to confirm the Sempra Plan.  The hearing on confirmation of the Sempra Plan is scheduled to begin on February 26, 2018 in the bankruptcy court.

Pursuant to the terms of the Sempra Merger Agreement, Oncor and Sempra filed a joint application with the PUCT seeking certain regulatory approvals with respect to the transactions contemplated by the Sempra Plan on October 5, 2017 in PUCT Docket No. 47675. On December 14, 2017, Oncor and Sempra entered into a stipulation with the Staff of the PUCT, the Office of Public Utility Counsel, the Steering Committee of Cities Served by Oncor and the Texas Industrial Energy Consumers reflecting the parties’ settlement of all issues in the PUCT proceeding regarding the joint application. On January 5, 2018, Oncor, Sempra and the Staff of the PUCT made a joint filing with the PUCT requesting that the PUCT approve the acquisition, consistent with the governance, regulatory and operating commitments in a revised stipulation joined by two additional parties. On January 23, 2018, Oncor and Sempra filed an additional revision to the revised stipulation (Sempra Settlement Stipulation) and announced that two more parties had joined in the Sempra Settlement Stipulation. On February 2, 2018, Oncor and Sempra announced that all of the intervenors in PUCT Docket No. 47675 had signed on to the Sempra Settlement Stipulation.  At its February 15, 2018 open meeting, the PUCT directed PUCT Staff to prepare an order based on the Sempra Settlement Stipulation for consideration by the PUCT at its open meeting on March 8, 2018. We cannot predict what the form of any final order will be or the ultimate disposition in the PUCT docket.  For more information regarding the Sempra Settlement Stipulation and the proceedings in PUCT Docket No. 47675, see “PUCT Matters Relating to EFH Bankruptcy Proceedings – Sempra PUCT Proceedings” below.

We cannot predict the ultimate outcome of the EFH Bankruptcy Proceedings, including whether the Sempra Acquisition will (or when it will) close.  There remain conditions and uncertainties relating to the confirmation of the Sempra Plan and it becoming effective and the consummation of the transactions contemplated by the Sempra Merger Agreement, including, without limitation, the ability to obtain required bankruptcy court approvals as well as the required regulatory approvals from the PUCT, as described below under “PUCT Matters Related to EFH Bankruptcy Proceedings.” As a result, we remain unable to predict how any reorganization of the EFH Debtors and the related matters ultimately will impact Oncor or what form any change in indirect ownership of Oncor may take. Assuming that all approvals are received, we currently expect that the Sempra Acquisition will close in the first half of 2018, although there can be no assurance that the Sempra Acquisition will be completed on that timetable, or at all.

PUCT Matters Related to EFH Bankruptcy Proceedings

Hunt Investor Group PUCT Proceedings

In September 2015, Oncor and the Hunt Investor Group filed in PUCT Docket No. 45188 a joint application with the PUCT seeking certain regulatory approvals with respect to the transactions contemplated by a plan of reorganization in the EFH Bankruptcy Proceedings. In March 2016, the PUCT issued an order conditionally approving the joint application. In April 2016, the Hunt Investor Group and certain intervenors in PUCT Docket No. 45188 filed motions for rehearing and in May 2016, the PUCT denied such motions and the order became final. In May 2016, the plan of reorganization and the Hunt Merger Agreement that contemplated the transactions in PUCT Docket No. 45188 were terminated. The Hunt Investor Group filed a petition with the Travis County District Court in June 2016 seeking review of the order. We cannot predict the results of the review or the ultimate disposition of PUCT Docket No. 45188, particularly in light of the termination of the Hunt Merger Agreement.

In connection with PUCT Docket No. 45188, certain cities that have retained original jurisdiction over electric utility rates passed resolutions directing Oncor to file rate review proceedings.  Oncor made a rate filing with the PUCT and original jurisdiction cities to comply with their resolutions on March 17, 2017 in PUCT Docket No. 46957.  In July 2017, we and certain parties to our rate review agreed to a settlement of that rate review, and on August 2, 2017 a settlement agreement was filed that settled all issues in the docket.  On October 13, 2017, the PUCT issued an order approving the settlement agreement, and on November 26, 2017, the new rates took effect.  For more information, see Note 3 – “2017 Rate Review (PUCT Docket No. 46957).”

NEE PUCT Proceedings

The NEE Merger Agreement contemplated that Oncor and NEE file a joint application with the PUCT seeking certain regulatory approvals with respect to the transactions contemplated by the NEE Merger Agreement. Oncor and NEE filed that joint application in PUCT Docket No. 46238 in October 2016. The PUCT denied the application on April 13, 2017.  The PUCT issued an order on rehearing on June 7, 2017 and denied NEE’s second motion for rehearing on June 29, 2017.  On July 13, 2017, NEE filed a petition with the Travis County District Court seeking review of the PUCT order.  We cannot predict the results of the review or the ultimate disposition of PUCT Docket No. 46238, particularly in light of the termination of the NEE Merger Agreement.

On July 28, 2017, TTHC and NEE filed in PUCT Docket No. 47453 a joint application with the PUCT seeking certain regulatory approvals with respect to NEE’s proposed acquisition of the 19.75% minority interest in Oncor that is indirectly held by TTHC.  The application requested that the PUCT issue an order disclaiming jurisdiction over the transaction or finding that the transaction is in the public interest and approved.  On September 14, 2017, Oncor filed a motion to intervene as a party, but not as an applicant, in PUCT Docket No. 47453.  On October 26, 2017, the PUCT voted to dismiss the application without prejudice on jurisdictional grounds and ordered that any future filing of the application must include the affected utility (in this case Oncor) as an applicant.  The PUCT further ordered that in any such filing Oncor is not required to seek approval of the application or any other specific relief.  On October 31, 2017, TTHC notified the PUCT that it had terminated the TTI Merger Agreement with NEE. NEE filed a motion for rehearing on November 20, 2017, which was not granted. On January 9, 2018, NEE filed a petition with the Travis County District Court seeking review of the PUCT order of dismissal. We cannot predict the results of the review or the ultimate disposition of PUCT Docket No. 47453, particularly in light of TTHC’s termination of the TTI Merger Agreement.

Sempra PUCT Proceedings

Oncor and Sempra filed a joint application with the PUCT seeking certain regulatory approvals with respect to the transactions contemplated by the Sempra Plan on October 5, 2017 in PUCT Docket No. 47675. On December 14, 2017, Oncor and Sempra entered into a stipulation with the Staff of the PUCT, the Office of Public Utility Counsel, the Steering Committee of Cities Served by Oncor and the Texas Industrial Energy Consumers reflecting the parties’ settlement of all issues in the PUCT proceeding regarding the joint application. On January 5, 2018, Oncor, Sempra and the Staff of the PUCT made a joint filing with the PUCT requesting that the PUCT approve the acquisition, consistent with the governance, regulatory and operating commitments in a revised stipulation joined by two additional parties. On January 23, 2018, Oncor and Sempra filed an additional revision to the revised stipulation (Sempra Settlement Stipulation) and announced that two more parties had joined in the Sempra Settlement Stipulation. On February 2, 2018, Oncor and Sempra announced that all of the intervenors in PUCT Docket No. 47675 had signed on to the Sempra Settlement Stipulation. At its February 15, 2018 open meeting, the PUCT directed PUCT Staff to prepare an order based on the Sempra Settlement Stipulation for consideration by the PUCT at its open meeting on March 8, 2018. We cannot predict what the form of any final order will be or the ultimate disposition in the PUCT docket.

The parties to the Sempra Settlement Stipulation have agreed that Sempra’s acquisition of EFH Corp. is in the public interest and will bring substantial benefits.  The Sempra Settlement Stipulation requests that the PUCT approve the Sempra Acquisition. Previously, EFH Corp. and Oncor implemented various ring-fencing measures to enhance Oncor’s separateness from its owners and to mitigate the risk that Oncor would be negatively impacted in the event of a bankruptcy or other adverse financial developments affecting EFH Corp. or EFH Corp.’s subsidiaries or owners.  The existing ring-fencing measures are designed to create both legal and financial separation between the Oncor Ring-Fenced Entities, on the one hand, and EFH Corp. and its other affiliates and subsidiaries, on the other hand.  The joint application filed with the PUCT and the Sempra Settlement Stipulation outline certain ring-fencing measures, governance mechanisms and restrictions that will apply after the Sempra Acquisition. As a result of these ring-fencing measures, Sempra will not control Oncor, and the ring-fencing measures limit Sempra’s ability to direct the management, policies and operations of Oncor, including the deployment or disposition of Oncor’s assets, declarations of dividends, strategic planning and other important corporate issues and actions. These limitations include limited representation on the board of directors of Oncor.

Pursuant to the Sempra Settlement Stipulation, if the Sempra Acquisition is consummated, the board of directors of Oncor is expected to consist of thirteen members and be constituted as follows:

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seven members, which we refer to as disinterested directors, will be (i) independent directors in all material respects under the rules of the New York Stock Exchange in relation to Sempra and its subsidiaries and affiliated entities and any entity with a direct or indirect ownership interest in Oncor or Oncor Holdings, and (ii) will have no material relationship with Sempra or its affiliates or any entity with a direct or indirect ownership interest in Oncor or Oncor Holdings at the time of the Sempra Acquisition or within the previous ten years;

•	two members will be designated by Sempra;
•	two members will be appointed by Texas Transmission; and
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two members will be current or former officers of Oncor (the Oncor Officer Directors), initially Robert S. Shapard and E. Allen Nye, Jr., who no later than the closing of the Sempra Acquisition will be the chair of the Oncor board and chief executive officer of Oncor, respectively.

In order for a current or former officer of Oncor to be eligible to serve as an Oncor Officer Director, such officer cannot have worked for Sempra or any of its affiliates (excluding Oncor Holdings and Oncor) or any other entity with a direct or indirect ownership interest in Oncor or Oncor Holdings in the ten year period prior to such officer being employed by Oncor. Oncor Holdings, at the direction of EFIH (a subsidiary of EFH, which will be a wholly owned indirect subsidiary of, and controlled by, Sempra following the Sempra Acquisition), will have the right to nominate and/or seek the removal of the Oncor Officer Directors, with such nomination or removal subject to approval by a majority of the Oncor board of directors.

In addition, the Sempra Settlement Stipulation provides that Oncor’s board cannot be overruled by the board of Sempra or any of its subsidiaries on dividend policy, the issuance of dividends or other distributions (except for contractual tax payments), debt issuance, capital expenditures, operation and maintenance expenditures, management and service fees, and appointment or removal of board members, provided that certain actions may also require the additional approval of the Oncor Holdings board of directors. The Sempra Settlement Stipulation also provides that any changes to the size, composition, structure or rights of the board must first be approved by the PUCT. In addition, if Sempra acquires Texas Transmission’s interest in Oncor, the Sempra Settlement Agreement provides that the two board positions on Oncor’s board of directors that Texas Transmission is entitled to appoint shall be eliminated and the size of Oncor’s board of directors will be reduced by two.

Additional regulatory commitments, governance mechanisms and restrictions provided in the Sempra Settlement Stipulation include, among others:

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A majority of the disinterested directors of Oncor must approve any annual or multi-year budget if the aggregate amount of capital expenditures or operating and maintenance expenditures in such budget is more than a 10% increase or decrease from the corresponding amounts of such expenditures in the budget for the preceding fiscal year or multi-year period, as applicable;

•	Oncor will make minimum aggregate capital expenditures equal to at least $7.5 billion over the period from January 1, 2018 through December 31, 2022 (subject to certain possible adjustments);

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Sempra has agreed to make, within 60 days after the Sempra Acquisition, its proportionate share of the aggregate equity investment in Oncor in an amount necessary for Oncor to achieve a capital structure consisting of 57.5% long-term debt to 42.5% equity, as calculated for regulatory purposes (until recently, Oncor’s regulatory capital structure required 40% equity, with the remaining 60% as debt);

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Oncor may not pay any dividends or make any other distributions (except for contractual tax payments) if a majority of its disinterested directors determines that it is in the best interests of Oncor to retain such amounts to meet expected future requirements;

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At all times, Oncor will remain in compliance with the debt-to-equity ratio established by the PUCT from time to time for ratemaking purposes, and Oncor will not pay dividends or other distributions (except for contractual tax payments), if that payment would cause its debt-to-equity ratio to exceed the debt-to-equity ratio approved by the PUCT;

•	Sempra will ensure that, as of the closing of the Sempra Acquisition, Oncor’s credit rating by all three major rating agencies will be at or above Oncor’s credit ratings as of June 30, 2017;

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If the credit rating on Oncor’s senior secured debt by any of the three major rating agencies falls below BBB (or the equivalent), Oncor will suspend dividends and other distributions (except for contractual tax payments), unless otherwise allowed by the PUCT;

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Without the prior approval of the PUCT, neither Sempra nor any of its affiliates (excluding Oncor) will incur, guaranty or pledge assets in respect of any indebtedness that is dependent on the revenues of Oncor in more than a proportionate degree than the other revenues of Sempra or on the stock of Oncor, and there will be no debt at EFH Corp. or EFIH at any time following the closing of the Sempra Acquisition;

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Neither Oncor nor Oncor Holdings will lend money to or borrow money from Sempra or any of its affiliates (other than Oncor subsidiaries), or any entity with a direct or indirect ownership interest in Oncor or Oncor Holdings, and neither Oncor nor Oncor Holdings will share credit facilities with Sempra or any of its affiliates (other than Oncor subsidiaries), or any entity with a direct or indirect ownership interest in Oncor or Oncor Holdings;

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Oncor will not seek recovery in rates of any expenses or liabilities related to EFH Corp.’s bankruptcy, or (1) any tax liabilities resulting from the Vistra Spin-Off, (2) any asbestos claims relating to non-Oncor operations of EFH Corp. or (3) any make-whole claims by holders of debt securities issued by EFH Corp. or EFIH, and Sempra must file with the PUCT a plan providing for the extinguishment of the liabilities described in items (1) through (3) above, which protects Oncor from any harm;

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There must be maintained certain “separateness measures” that reinforce the financial separation of Oncor from EFH Corp. and EFH Corp.’s owners, including a requirement that dealings between Oncor, Oncor Holdings and their subsidiaries with Sempra, any of Sempra’s other affiliates or any entity with a direct or indirect ownership interest in Oncor or Oncor Holdings, must be on an arm’s-length basis, limitations on affiliate transactions, separate recordkeeping requirements and a prohibition on pledging Oncor assets or stock for any entity other than Oncor;

•	No transaction costs or transition costs related to the Sempra Acquisition (excluding Oncor employee time) will be borne by Oncor’s customers nor included in Oncor’s rates;

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Sempra will continue to hold indirectly at least 51% of the ownership interests in Oncor and Oncor Holdings for at least five years following the closing of the Sempra Acquisition, unless otherwise specifically authorized by the PUCT; and

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Oncor will provide bill credits to electric delivery rates for ultimate credits to customers in an amount equal to 90% of any interest rate savings achieved due to any improvement in its credit ratings or market spreads compared to those as of June 30, 2017 until final rates are set in the next Oncor base rate case filed after PUCT Docket No. 46957 (except that savings will not be included in credits if already realized in rates); and one year after the Sempra Acquisition, Oncor will provide bill credits to electric delivery rates for inclusion in customer bills equal to 90% of any synergy savings until final rates are set in the next Oncor base rate proceeding after PUCT Docket No. 46957, at which time any total synergy savings shall be reflected in Oncor’s rates.

If the PUCT does not accept the Sempra Settlement Stipulation as presented, or issues an order inconsistent with the terms of the stipulation, the parties have agreed that any party adversely affected by the alteration has the right to withdraw from the stipulation and to exercise all rights available to such party under the law.

We cannot predict the results of the review or the ultimate disposition of PUCT Docket No. 47675.

EFH Bankruptcy Proceedings Settlement Agreement

In connection with the EFH Bankruptcy Proceedings, the EFH Debtors and various creditor parties entered into a settlement agreement (the Settlement Agreement) in August 2015 (as amended in September 2015) to compromise and settle, among other things (a) intercompany claims among the EFH Debtors, (b) claims and causes of actions against holders of first lien claims against TCEH and the agents under TCEH’s senior secured facilities, (c) claims and causes of action against holders of interests in EFH Corp. and certain related entities and (d) claims and causes of action against each of the EFH Debtors’ current and former directors, the Sponsor Group, managers and officers and other related entities. The Settlement Agreement contemplates a release of such claims upon approval of the Settlement Agreement by the bankruptcy court, which approval was obtained in December 2015.  The Settlement Agreement settles substantially all inter-debtor claims through the effective date of the Settlement Agreement. These settled claims include potentially contentious inter-debtor claims, including various potential avoidance actions and claims arising under numerous debt agreements, tax sharing agreements, and contested property transfers. The release provisions of the Settlement Agreement took effect immediately upon the entry of the bankruptcy court order approving the Settlement Agreement. In this regard, substantially all of the potential affiliate claims, derivative claims and other types of disputes among affiliates (including claims against Oncor) have been resolved by bankruptcy court order. Accordingly, we believe the Settlement Agreement resolves all affiliate claims against Oncor and its assets existing as of the effective date of the Settlement Agreement.